BORROWINGS AND OTHER FINANCING ARRANGEMENTS	12 Months Ended
Dec. 31, 2019
BORROWINGS AND OTHER FINANCING ARRANGEMENTS
BORROWINGS AND OTHER FINANCING ARRANGEMENTS

11. BORROWINGS AND OTHER FINANCING ARRANGEMENTS

a) Borrowings from banks and other third parties

The Company’s borrowings from banks and other third parties consist of the following:

	At December 31,
	2018	2019
Short-term	$3,368,272	$7,173,571
Long-term, current portion	41,096,243	28,583,380
Subtotal	44,464,515	35,756,951
Bond payable	—	2,503,621
Long-term	41,435,099	3,367,061
Total borrowings from bank and other third parties	$85,899,614	$41,627,633

As of December 31, 2018, short-term borrowings of $3,368,272 and long-term borrowings of $82,531,342, including current portion of $41,096,243 were jointly guaranteed by the Company and its subsidiaries.

As of December 31, 2019, short-term borrowings of $7,173,571, bond payable of $2,503,621 and long-term borrowings of $31,950,441, including current portion of $28,583,380 were jointly guaranteed by the Company and its subsidiaries.

The short-term borrowings of $7,173,571 and bond payable of $2,503,621 were also secured by all of the Company’s estate, rights, title and interest and pledged by the shares or ownership interests of the Company and its subsidiaries, accounts receivable and VAT account of the Company and its subsidiaries. The long-term borrowings of $31,950,441, including current portion of $28,583,380 were also secured and pledged by the shares or ownership interests of the Company and its subsidiaries, accounts receivable, VAT account and insurance of the Company.

Long-term borrowings contain restrictive covenants, including requirements obliging the Company to (i) obtain lender’s prior approval before entering into any transaction over certain amount after the completion of the construction and commencement of operation of the relevant project assets, (ii) obtain lender’s prior consent before opening any bank account other than the existing bank account with the lender, (iii) ensure that at least one director designated by the lender be appointed as a director of the operating entity of the relevant project assets and/or the Company, (iv) comply with certain financial ratios, such as debt-service coverage ratio and loan life coverage ratio. As of December 31, 2019 and 2018, the Company was in compliance with all debt covenants under its outstanding long-term financings.

i) Short-term borrowings

Interest rates are fixed for the short-term borrowings as of December 31, 2018 and 2019. The weighted average interest rate of short term loans in the years ended December 31, 2018 and 2019 were 6.57% and 5.52%. The borrowings are repayable within one year.

ii) Bond payable

In January 2019, the Company's Luxembourg subsidiary issued a bond to an investor in France for the purpose of financing the Company's PV plant projects in Poland and Hungary totaling Euro 11.5 million ($12.9 million). The bond has a maturity date of March 2020. The balance of the bond as of December 31, 2019 was Euro 2.2 million ($2.5 million).

Interest rates are fixed for the bond payable. The weighted average interest rate of bond payable in the year ended December 31, 2019 was 6.75%.

iii) Long-term borrowings

In March 2013, the Company’s Korean subsidiaries obtained two four-year term loans from a lender in Korea totaling Korean Won 35.7 billion ($30.9 million) to be repaid in March 2017. In 2017, the subsidiaries extended the maturity date by three years to March 2020. The proceeds from these loans were used to finance the Company’s PV plant projects in Romania. The balance of the loan as of December 31, 2019 was Korean Won 32.7 billion ($28.3 million). In March 2020, the subsidiaries have further extended the maturity date by one year to March 2021.

In January 2019, the Company’s United Kingdom (“UK”) subsidiary obtained a long-term loan by a lender in the UK totalling £3 million ($3.9 million). As of December 31, 2019, the utilized amount was £2.8 million ($3.7 million) including the current portion of $0.3 million. The long-term loan has a maturity date of August 2025. The proceeds from this loan were used to refinance existing indebtedness and for general corporate purposes.

Interest rates are fixed for the above long-term bank loans. The weighted average interest rate of long-term borrowings was 5.80%,  5.86% and 4.57% in the years ended December 31, 2017, 2018 and 2019, respectively.

All principal of the long-term bank loans should be repaid by 2025 as illustrated in the table below:

2020	$28,583,380
2021	311,670
2022	326,073
2023	341,142
2024	356,596
2025	$2,031,580

b) Financing associated with failed sale-lease back transactions

In 2018 and 2019, certain subsidiaries of the Company (the“seller-lessee”) sold self-built solar projects (“leased assets”) with carrying amount of $23,474,319 and $4,008,534 to different domestic financial leasing companies (the“buyer-lessors”) for cash consideration of $24,876,650 and $2,793,810 and simultaneously entered into the contracts to lease back the leased assets from the buyer-lessors for 5 to 10 years. These arrangements are guaranteed by other subsidiaries of the Company and also pledged by the shares and rights for the future power generation income of the seller-lessee. Pursuant to the terms of the agreements, the seller-lessee is required to make lease payments to the buyer-lessors over the lease period and is entitled to obtain ownership of the equipment at a nominal price upon the expiration of the lease.

As the leased assets are considered integral with real estate under ASC 360, the sale-leaseback rules related to real estate are applied. The lease transactions do not qualify as a sale-leaseback transaction as these solar projects are initially invested and built up by the seller-lessee with expected useful life of 25 years, and are continuingly maintained by the seller-lessee. The seller-lessee has an obligation to repurchase the leased assets upon the expiry of the lease. In addition, after the lease period, the seller-lessee will keep using the assets and has no plans to sell or for early-disposal.

Accordingly, these transactions are accounted for as financing transactions in accordance with ASC 840. Internal rate of return is used in the computation of interest cost. The assets remain in the property, plant and equipment (“PPE”) and continue to be depreciated.

As of December 31, 2018 and 2019, the Company recorded $48,748,462 and $30,036,724 under failed sale and lease back liabilities as non-current portion and $7,275,464 and $5,512,507 as the current portion, which represents principal to be paid in the next year. The weighted average effective interest rate of the financing was 6.53% and 7.13% and interest costs incurred during the years ended December 31, 2018 and 2019 were $4,617,129 and $4,415,569, respectively. These failed sale-leaseback financings were collateralized by the underlying assets of the solar projects.

c) Finance lease

In 2018 and 2019, the Company leased module, inverter and other materials from different domestic financial leasing companies. Pursuant to the terms of the contracts, the Company is required to make lease payments to the finance lease companies and is entitled to obtain the ownership of this machinery and equipment at a nominal price upon the expiration of the lease. These arrangements are guaranteed by other subsidiaries of the Company and also pledged by the shares and rights for the future power generation income of the leased assets. The lease is classified as finance lease. As of December 31, 2018, the carrying amount of the assets related to these finance lease contracts is $46,411,683 and is included in PPE that is being depreciated over lives of 25 years . As of December 2019, the carrying amount of the assets related to these finance lease contract is $30,984,311 and is included in finance lease right-of-use assets that is being depreciated over lives of 25 years. The payable related to these contract is $34,130,495 and $20,766,512.

As of December 31, 2018 and 2019, the net values of the leased assets are:

	As of December 31,
	2018	2019

Modules, inverters, and other	$46,411,683	$30,984,311

As of December 31, 2019, future minimum payments required under the finance lease are:

USD
Year ended December 31,
2020	$4,593,476
2021	5,752,259
2022	5,752,259
2023	5,447,345
2024	1,841,715
2025 and later	1,429,010
Total minimum lease payments	24,816,064
Less: Amount representing interest	(4,049,552)
Present value of net minimum lease payments	20,766,512
Current portion	4,066,696
Non-current portion	$16,699,816

	At December 31,
	2018	2019
Current portion of finance lease(1)	$—	$4,066,696
Current portion of failed sale and lease back(1)	—	5,512,507
Total current portion of failed sale-lease back and finance lease	—	9,579,203

Non-current portion for finance lease	29,126,308	16,699,816
Non-current portion for failed sale and lease back	48,748,462	30,036,724
Total non-current portion of failed sale-lease back and finance lease	$77,874,770	$46,736,540

(1)Current portion of finance lease and failed sale and lease back as of December 31, 2018 has been disclosed as other current liabilities prior to the adoption of ASC 842.

d) Interest expense

Interest expense incurred for the years ended December 31, 2017, 2018 and 2019 was $4,045,277,  $11,578,848 and $12,329,336, of which $108,975,  $2,874,944 and $3,169,518 has been capitalized in the carrying value of PPE and project assets.